Cover	Apr. 18, 2024
Cover [Abstract]
Entity Registrant Name	Innovative MedTech, Inc.
Entity Central Index Key	0001331612
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 18, 2024
Entity File Number	000-24189
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	33-1130446
Entity Address Address Line 1	2310 York St
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Blue Island
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60406
City Area Code	708
Local Phone Number	925-9424
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false